INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2014
INCOME TAX [Abstract]
Schedule of Income Tax Expenses
	Year Ended December 31,
	2014	2013	2012
Current	$745,338	$1,224,430	$696,694
Deferred	(166,611)	(5,400)	(139,266)
Income tax expenses	$578,727	$1,219,030	$557,428

Schedule of Effective Income Tax Reconciliation
	Year Ended December 31,
	2014	2013	2012
Computed "expected" income tax expenses	$1,178,571	$1,322,219	$818,452
Effect on tax incentive / holiday	(726,615)	(645,720)	(383,472)
Non-deductable expense	126,771	542,531	122,448
Income tax expenses	$578,727	$1,219,030	$557,428

Schedule of Deferred Tax Assets
	December 31,
	2014	2013	2012

Provision of doubtful accounts	$281,150	$200,427	$191,564
Provision of interest expense	87,455	-	-
	$368,605	$200,427	$191,564